Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended
	Feb. 11, 2021	Feb. 09, 2021	Jan. 15, 2021	Jan. 07, 2021	Mar. 29, 2021	Feb. 24, 2021	Feb. 18, 2021	Dec. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized									1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.001	$ 0.001	$ 0.001
SOS Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized									1,000,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001
Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share)								$ 4.65
Registered Direct Offering in December 2020 [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares								2,600,000
Purchase warrant shares								2,600,000
Gross proceeds from warrants (in Dollars)								$ 4.0
Issuance for period term								5 years
Exercise price (in Dollars per share)								$ 1.55
Purchase per share price (in Dollars per share)								$ 1.55
Registered Direct Offering in January 2021 [Member] | Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share)				$ 5.55
Registered Direct Offering in January 2021 [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares				13,525,000
Purchase warrant shares				13,525,000
Gross proceeds from warrants (in Dollars)				$ 25.0
Issuance for period term				5 years
Exercise price (in Dollars per share)				$ 1.85
Purchase per share price (in Dollars per share)				$ 1.85
January 2021 Warrant Solicitation [Member] | Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant description			(i) provisions customary for an unregistered warrant, including a restrictive legend, (ii) registration rights whereby the Company agreed to register the ADSs underlying the January Inducement Warrants within fifteen (15) days of closing, (iii) being exercisable immediately upon issuance, (iv) having a term of five (5) years from the date of issuance, and (v) having an exercise price of $2.00 per ADS.
January 2021 Warrant Solicitation [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase warrant shares			14,925,000
Exchange for exercise warrant			23,880,000
Unexercised existing warrants (in Dollars)			$ 27.1
February 2021 Warrant Solicitations [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant description						(i) registration rights whereby the Company agrees to register the ADSs underlying the Second February Inducement Warrants within eight (8) days of closing, and (ii) an exercise price $7.00 per ADS.
February 2021 Warrant Solicitations [Member] | Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant description		(i) registration rights whereby the Company agreed to register the ADSs underlying the February Inducement Warrants within twenty-one (21) days of closing, and (ii) an exercise price of $4.05 per ADS.
February 2021 Warrant Solicitations [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase warrant shares		23,880,000				23,880,000
Gross proceeds from warrants (in Dollars)		$ 48.0				$ 96.7
Exchange for exercise warrant		23,880,000				23,880,000
Registered Direct Offerings in February 2021 [Member] | Subsequent Event [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase warrant shares					25,000,000
Exercise price (in Dollars per share)	$ 15.00						$ 30.00
Registered Direct Offerings in February 2021 [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares	22,000,000				25,000,000		8,600,000
Purchase warrant shares	16,500,000						4,300,000
Gross proceeds from warrants (in Dollars)	$ 110.0						$ 86.0
Issuance for period term	5 years						5 years
Exercise price (in Dollars per share)	$ 5.00						$ 10.00
Purchase per share price (in Dollars per share)	$ 5.00						$ 10.00
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary Shares					250,000,000
Class A Ordinary Shares [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase per share price (in Dollars per share)					$ 250,000,000